Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Supplement [Text Block]	apfi_SupplementTextBlock

ARTISAN PARTNERS FUNDS, INC.

ARTISAN EMERGING MARKETS FUND (the “Fund”)

SUPPLEMENT DATED 21 FEBRUARY 2018

TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective 21 February 2018, the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 6 of Artisan Partners Funds’ prospectus are replaced in their entirety with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Investor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Exchange Fee	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor	Institutional
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	None	None
Other Expenses	1.15	1.20
Total Annual Fund Operating Expenses[1]	2.15	2.20
Fee Waiver and Expense Reimbursement[2]	0.80	1.00
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[1]	1.35	1.20

[1]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above do not match the ratio of expenses to average net assets shown in the “Financial Highlights” in the Fund’s statutory prospectus because the table reflects the current management fee and fee waiver and expense reimbursement while the Financial Highlights ratio reflects the Fund’s effective management fee and fee waiver and expense reimbursement for the fiscal year ended 30 September 2017.
[2]	Fee Waiver and Expense Reimbursement has been restated to reflect the Fund’s current fee waiver and expense reimbursement, effective as of 21 February 2018. Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.35% of the average daily net assets of Investor Shares and 1.20% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2019.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor	$137	$596	$1,081	$2,420
Institutional	$122	$592	$1,088	$2,456

Artisan Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apfi_SupplementTextBlock

ARTISAN PARTNERS FUNDS, INC.

ARTISAN EMERGING MARKETS FUND (the “Fund”)

SUPPLEMENT DATED 21 FEBRUARY 2018

TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective 21 February 2018, the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 6 of Artisan Partners Funds’ prospectus are replaced in their entirety with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Investor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Exchange Fee	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor	Institutional
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	None	None
Other Expenses	1.15	1.20
Total Annual Fund Operating Expenses[1]	2.15	2.20
Fee Waiver and Expense Reimbursement[2]	0.80	1.00
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[1]	1.35	1.20

[1]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above do not match the ratio of expenses to average net assets shown in the “Financial Highlights” in the Fund’s statutory prospectus because the table reflects the current management fee and fee waiver and expense reimbursement while the Financial Highlights ratio reflects the Fund’s effective management fee and fee waiver and expense reimbursement for the fiscal year ended 30 September 2017.
[2]	Fee Waiver and Expense Reimbursement has been restated to reflect the Fund’s current fee waiver and expense reimbursement, effective as of 21 February 2018. Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.35% of the average daily net assets of Investor Shares and 1.20% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2019.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor	$137	$596	$1,081	$2,420
Institutional	$122	$592	$1,088	$2,456

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	31 January 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fee Waiver and Expense Reimbursement has been restated to reflect the Fund’s current fee waiver and expense reimbursement, effective as of 21 February 2018.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Artisan Emerging Markets Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.80%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[1]
1 Year	rr_ExpenseExampleYear01	$ 137
3 Years	rr_ExpenseExampleYear03	596
5 Years	rr_ExpenseExampleYear05	1,081
10 Years	rr_ExpenseExampleYear10	$ 2,420
Artisan Emerging Markets Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.00%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	592
5 Years	rr_ExpenseExampleYear05	1,088
10 Years	rr_ExpenseExampleYear10	$ 2,456

[1]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above do not match the ratio of expenses to average net assets shown in the “Financial Highlights” in the Fund’s statutory prospectus because the table reflects the current management fee and fee waiver and expense reimbursement while the Financial Highlights ratio reflects the Fund’s effective management fee and fee waiver and expense reimbursement for the fiscal year ended 30 September 2017.
[2]	Fee Waiver and Expense Reimbursement has been restated to reflect the Fund’s current fee waiver and expense reimbursement, effective as of 21 February 2018. Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.35% of the average daily net assets of Investor Shares and 1.20% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2019.